ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Accounts payable	$3,662	$4,739
Accrued liabilities	10,140	2,423
Total	$13,802	$7,162

During the year ended December 31, 2025, the Company recognized a liability of $5 million related to an obligation to the royalty holders of the Duquesne NSR. This amount reflects management’s current estimate of the consideration that may be required to settle or repurchase the royalty interest, based on ongoing discussions with the royalty holders.